Accumulated Other Comprehensive Income (Loss) (Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance costs	¥ (479,937)	¥ (384,753)	¥ (433,863)
Interest expense	(193,889)	(169,051)	(188,328)
Income tax (expense) or benefit	(233,103)	(128,828)	(131,388)
Net Income	458,328	351,635	338,587
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	20,987	497	(2,089)
Income tax (expense) or benefit	(6,072)	347	749
Net Income	14,915	844	(1,340)
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities | Sales of debt securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on investment securities and dividend	(3,943)	1,004	231
Life insurance premiums and related investment income	140	(9,010)	(7,184)
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities | Amortization of debt securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Finance revenues	11,487	1,732	756
Life insurance premiums and related investment income	13,508	6,771	4,108
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities | Others
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Write-downs of securities and other	(205)
Reclassification adjustment included in net income | Debt valuation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance costs	13	4	19
Total before income tax	13	4	19
Income tax (expense) or benefit	(4)	(1)	(5)
Net Income	9	3	14
Reclassification adjustment included in net income | Defined benefit pension plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credit	335	394	438
Amortization of net actuarial loss	134	84	(70)
Amortization of transition obligation		(1)	(1)
Settlements		148
Total before income tax	469	625	367
Income tax (expense) or benefit	(135)	(181)	(101)
Net Income	334	444	266
Reclassification adjustment included in net income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and equity method investments and liquidation losses, net	7,376	903	109
Total before income tax	8,591	(25,689)	(14,843)
Income tax (expense) or benefit	(2,741)	7,963	4,601
Net Income	5,850	(17,726)	(10,242)
Reclassification adjustment included in net income | Foreign currency translation adjustments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and equity method investments and liquidation losses, net/Interest expense	1,215	(26,592)	(14,952)
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	3,176	(11,501)	3,892
Income tax (expense) or benefit	(1,114)	2,635	(945)
Net Income	2,062	(8,866)	2,947
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Interest rate swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense	1,186	446	114
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense		(694)
Interest expense /Other (income) and expense	3,071
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Foreign currency swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense /Other (income) and expense	(956)	(11,239)	¥ 3,778
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Options held/written and other
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance premiums and related investment income	¥ (125)	¥ (14)